Share-Based Payment - Summary of RSUs, PSUs and Stock Option (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Average exercise price, Beginning of the year | $ / shares	$ 6.86	$ 8.3
Average exercise price, Granted during the year | $ / shares	1.76	5.53
Average exercise price, Exercised during the year | $ / shares	0.5	2.25
Average exercise price, Cancelled during the year | $ / shares	0
Average exercise price, Forfeited during the year | $ / shares	13.96	14.06
Average exercise price, End of the year | $ / shares	5.32	6.86
Average exercise price per share, Vested and exercisable at the end of the year | $ / shares	$ 8.73	$ 7.03
Number of options and RSUs and PSUs, Beginning of the year | shares	6,962,302	3,534,561
Number of options and RSUs and PSUs, Granted during the year | shares	2,446,559	4,340,239
Number of options and RSUs and PSUs, Exercised during the year | shares	(1,067,176)	(663,897)
Number of options and RSUs and PSUs, Cancelled during the year | shares	(4,158)
Number of options and RSUs and PSUs, Forfeited during the year | shares	(829,686)	(248,601)
Number of options and RSUs and PSUs, End of the year | shares	7,507,841	6,962,302
Number of options and RSUs and PSUs, Vested and exercisable at the end of the year | shares	1,167,552	704,006